Commitments and Contingencies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Nov. 30, 2015	Sep. 30, 2015
Other Commitments [Line Items]
Rent expense	$ 136,385	$ 42,000	$ 42,000
Prepaid expenses and other current assets	716,808	$ 31,999
Purchase Commitment [Member]
Other Commitments [Line Items]
Non-cancelable purchase order					$ 1,800,000
Prepaid expenses and other current assets				$ 595,825
Other Assets [Member]
Other Commitments [Line Items]
Security deposit for sublease	$ 16,116
Palo Alto, California [Member]
Other Commitments [Line Items]
Long-term operating lease expiry period	36 months
Palo Alto, California [Member] | Other Assets [Member]
Other Commitments [Line Items]
Security deposit of collateral for lease	$ 20,724